Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUES
Revenues	$ 157,950	$ 323,756
EXPENSES
Amortization (Note 7)	73,601	74,494
Amortization of intangible assets (Note 10)	686,353	637,690
Consulting fees (Note 3)	173,396	148,407
Foreign exchange (gain) loss	14,352	108,833
Office and miscellaneous expenses	120,267	189,630
Interest expense	24,625	36,568
Professional fees (Note 14)	227,805	435,004
Salaries and wages (Note 14)	1,217,453	1,457,912
Sales and marketing	36,490	48,849
Software delivery costs	157,610	237,023
Share-based compensation (Note 13)	(1,247,113)	508,403
Total operating loss	(1,326,889)	(3,559,057)
Finance expense (Note 12)		(24,358)
Change in fair value of warrant liability (Note 3)		227,997
Net loss	(1,326,889)	(3,355,418)
Other comprehensive loss:
Foreign currency translation (gain) loss	(9,348)
Loss and comprehensive loss	(1,317,541)	(3,355,418)
Total other comprehensive loss attributable to:
Shareholders	(9,348)
Non-controlling interest
Comprehensive income	(9,348)
Total comprehensive loss attributable to:
Shareholders	(1,184,847)	(2,581,900)
Non-controlling interest	(132,694)	(773,517)
Comprehensive income net	$ (1,317,541)	$ (3,355,418)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.14)	$ (2.1)
Weighted average common shares outstanding (in Shares)	8,244,860	1,272,094